SIT MUTUAL FUNDS
STOCK FUNDS PROSPECTUS


NOVEMBER 1, 2000

MID CAP GROWTH FUND
SMALL CAP GROWTH FUND


















THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS





INTRODUCTION                                                                  1
FUND SUMMARIES
     Investment Objectives and Principal Investment Strategies
         MID CAP GROWTH FUND                                                  2
         SMALL CAP GROWTH FUND                                                3
     Principal Investment Risks                                               4
     Performance
         MID CAP GROWTH FUND                                                  5
         SMALL CAP GROWTH FUND                                                6
     Fees and Expenses                                                        7
FUND MANAGEMENT
     Investment Adviser                                                       8
     Portfolio Management                                                     9
     Distributor                                                              9
     Custodian and Transfer Agent                                            10

SHAREHOLDER INFORMATION
     Share Price                                                             11
     When Orders are Effective                                               11
     Investing Through a Third Party                                         12
     Other Account Policies                                                  12
     Purchasing Shares                                                       13
     Selling Shares                                                          14
     General Rules for Purchasing & Selling Shares                           15
     Dividends and Distributions                                             16
     Retirement and other Tax-Deferred Accounts                              17
     Taxes                                                                   18

ADDITIONAL INFORMATION
     Other Securities, Investment Practices, and Policies                    19
     Financial Highlights
         MID CAP GROWTH FUND                                                 21
         SMALL CAP GROWTH FUND                                               22
     For More Information                                             back cover

FUND SUMMARIES

INTRODUCTION



SIT MUTUAL FUNDS ARE A FAMILY OF 12 NO-LOAD MUTUAL FUNDS OFFERING A SELECTION OF FUNDS TO INVESTORS. EACH FUND HAS A DISTINCTIVE INVESTMENT OBJECTIVE AND RISK/REWARD PROFILE.

This Prospectus describes two of the seven stock funds that are a part of the Sit Mutual Fund family. The descriptions on the following pages may help you choose the Fund or Funds that best fit your investment goals. Keep in mind, however, that no Fund can guarantee it will meet its investment objective, and no Fund should be relied upon as a complete investment program.

The Fund Summaries section describes the principal strategies used by the Funds in trying to achieve their objectives, and highlights the risks involved with these strategies. It also provides you with information about the performance, fees and expenses of the Funds.

FUND SUMMARIES

MID CAP GROWTH FUND



INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

The Adviser invests in a diversified group of growing medium to small companies it believes exhibit the potential for superior growth. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and evaluates a company's potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser's evaluation of a company, including:
>        unique product or service,
>        growing product demand,
>        dominant and growing market share,
>        management experience and capabilities, and
>        strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company's fundamentals and anticipated earnings.

RISKS

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, and Smaller Company Risk. See page 4 for a discussion of these risks.

THE FUND INVESTS IN COMPANIES HAVING A MARKET CAPITALIZATION OF $2 BILLION TO $15 BILLION.

FUND SUMMARIES

SMALL CAP GROWTH FUND



INVESTMENT OBJECTIVE

The Fund seeks to maximize long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by investing at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

The Adviser invests in a diversified group of growing small companies it believes exhibit the potential for superior growth. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return and evaluates a company's potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser's evaluation of a company, including:
>        unique product or service,
>        growing product demand,
>        dominant and growing market share,
>        management experience and capabilities, and
>        strong financial condition.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company's fundamentals and anticipated earnings.

RISKS

You could lose money by investing in the Fund. The principal risks of investing in the Fund are Stock Market Risk, Management Risk, Smaller Company Risk and Liquidity Risk. See page 4 for a discussion of these risks.

THE FUND INVEST IN COMPANINGS HAVING A MARKET CAPITALIZATION OF $2.5 BILLION OR LESS

FUND SUMMARIES

PRINCIPAL INVESTMENT RISKS



All investments carry some degree of risk which will affect the value of a Fund's investments, investment performance, and price of its shares. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

The principal risks of investing in the Funds include:

RISKS THAT APPLY TO BOTH FUNDS

> Stock Market Risk: The value of the stocks in which a Fund invests may go up or down in response to the activities of individual companies, the stock market and general economic conditions. Stock prices may decline over short or extended periods. As of the date of this Prospectus, U.S. stock markets and certain foreign markets are trading at or close to record high levels. There is no guarantee that such levels will continue.

> Management Risk: A strategy used by the investment management team may not produce the intended results.

> Smaller Company Risk: Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of change in their earnings and prospects.

RISK THAT APPLIES PRIMARILY TO THE SMALL CAP GROWTH FUND

> Liquidity Risk: Certain securities may be difficult to sell at the time and price that the Adviser would like to sell. The Adviser may have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund performance. During unusual market conditions, unusually high volume of redemption requests or other reasons, the Fund may not be able to pay redemption proceeds within the time periods described in this Prospectus.

FUND SUMMARIES

PERFORMANCE



The following information illustrates how each Fund's performance has varied over time, which is one indication of the risks of investing in a Fund. A Fund's past performance does not necessarily indicate how it will perform in the future. Each bar chart depicts the change in a Fund's performance from year to year. Each table depicts a Fund's average annual total returns for the periods indicated. Both the charts and the tables assume that all distributions have been reinvested.

MID CAP GROWTH FUND

                                  [BAR CHART]

               TOTAL RETURN FOR THE CALENDAR YEARS ENDED 12/31(1)
--------------------------------------------------------------------------------
  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999
  ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 -2.04%  65.50%  -2.14%   8.55%  -0.47%  33.64%  21.87%  17.70%   6.84%  70.65%
--------------------------------------------------------------------------------
(1) The Fund's year-to-date return as of 9/30/00 (not annualized) was 24.21%.

   Best Quarter: 45.95% (4th Q 1999)      Worst Quarter: -19.10% (3rd Q 1998)



AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99

                                    1-Year             5-Years          10-Years
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                 70.65%             28.43%             19.60%
S&P MidCap 400 Index(1)             14.72%             23.05%             17.32%
Russell MidCap Growth Index(2)      51.29%             28.02%             18.96%

(1) An unmanaged index which measures the performance of 400 widely held common stocks of mid cap companies.
(2) An unmanaged index which measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index.

Recent high double digit returns were obtained during unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND SUMMARIES

SMALL CAP GROWTH FUND



                                  [BAR CHART]

               TOTAL RETURN FOR THE CALENDAR YEARS ENDED 12/31(1)
--------------------------------------------------------------------------------
     1994         1995         1996         1997         1998         1999
     ----         ----         ----         ----         ----         ----
    11.57%(2)    52.16%       14.97%        7.63%        1.97%      108.63%
--------------------------------------------------------------------------------
(1) The Fund's year-to-date return as of 9/30/00 (not annualized) was 32.31%.
(2)      Period from Fund inception (7/01/94) through calendar year-end.

  Best Quarter: 64.59% (4th Q 1999)        Worst Quarter: -17.05% (3rd Q 1998)



AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/99

                                                                 Since Inception
                                   1-Year          5-years              (7/1/94)
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND             108.63%           31.99%                31.26%
Russell 2000 Index(1)              21.26%           16.69%                16.00%
Russell 2000 Growth Index(2)       43.10%           18.99%                18.85%

(1) An unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index (an index of the 3,000 largest U.S. companies based on total market capitalization).
(2) An unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Recent high double or triple digit returns were obtained during unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND SUMMARIES

FEES AND EXPENSES



This table shows fees and expenses that you may pay if you buy and hold shares of the Funds. All Sit Mutual Funds are no-load investments, so you will NOT pay any shareholder fees such as sales loads, redemption fees or exchange fees when you buy or sell shares of the Funds. However, when you hold shares of a Fund you indirectly pay a portion of the Fund's operating expenses. These expenses are deducted from Fund assets.

SHAREHOLDER FEES (fees paid directly from your investment)                  None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
                                     Mid Cap Growth Fund   Small Cap Growth Fund
Management Fees                                1.25%(1)                    1.50%
Distribution (12b-1) Fees                          None                     None
Other Expenses                                     None                     None
Total Annual Fund Operating Expenses           1.25%(1)                    1.50%

(1) Management fees do NOT reflect the Adviser's waiver of fees. Actual expenses are LOWER than those shown in the table because of a voluntary fee waiver by the Adviser. As a result of the fee waiver, actual management fees paid by the Mid Cap Growth Fund was 1.00% of the Fund's average daily net assets. After December 31, 2000, actual management fees paid by the Mid Cap Growth Fund will be 1.15% of the Fund's average daily net assets. After December 31, 2001, this fee waiver may be terminated at any time by the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in each Fund (before the fee waiver) with the cost of investing in other mutual funds. It assumes that you invest $10,000 in a Fund for the time periods indicated (with reinvestment of all dividends and distributions), that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                   1-Year     3-Years     5-Years     10-Years
--------------------------------------------------------------------------------
Mid Cap Growth Fund                 $128       $399        $690         $1,518
Small Cap Growth Fund               $154       $477        $824         $1,801

FUND MANAGEMENT

INVESTMENT ADVISER



Sit Investment Associates, Inc. (the "Adviser"), 4600 Wells Fargo Center, Minneapolis, Minnesota 55402, is the Funds' investment adviser. The Adviser was founded in 1981 and provides investment management services for both public and private clients. As of September 30, 2000, the Adviser had approximately $10.4 billion in assets under management, including approximately $2.3 billion for the 12 Sit Mutual Funds.

Under Investment Management Agreements between each Fund and the Adviser (the "Agreements"), the Adviser manages each Fund's business and investment activities, subject to the authority of the board of directors. The Agreements require the Adviser to bear each Fund's expenses except interest, brokerage commissions and transaction charges and certain extraordinary expenses. Each Fund pays the Adviser a monthly fee for its services. During their most recent fiscal year, after taking into account voluntary fee waivers, the Funds paid the following advisory fees to the Adviser:

                                                          ADVISORY FEE AS A % OF
FUND                                                    AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
Mid Cap Growth Fund                                                     1.00%(1)
Small Cap Growth Fund                                                   1.50%

(1) Net of voluntary fee waiver. After December 31, 2000, the Adviser has agreed to waive fees paid by the Mid Cap Growth Fund such that the fee paid net of the voluntary waiver will be equal to 1.15% of the Fund's average daily net assets. The contractual fees (without waivers) for the Mid Cap Growth Fund is 1.25% per year of the Fund's average daily net assets. After December 31, 2001, this fee waiver may be terminated at any time by the Adviser.

FUND MANAGEMENT

PORTFOLIO MANAGEMENT



The Funds' investment decisions are made by a team. Eugene C. Sit is the Adviser's Chief Investment Officer and oversees the investment decisions for the Funds. Peter L. Mitchelson is the Adviser's President and Chief Strategist. Roger J. Sit is the Adviser's Executive Vice President - Research and Investment Management. Mr. Eugene C. Sit and Mr. Mitchelson have been with the Adviser and each of the Funds since their inception. Mr. Roger Sit joined the Adviser in early 1998 with 9 years of investment management experience.

DISTRIBUTOR

SIA Securities Corp. (the "Distributor"), an affiliate of the Adviser, is the distributor for the Funds. The Distributor markets the Funds' shares only to certain institutional and individual investors and all other sales of the Funds' shares are made by each Fund.

The Distributor or the Adviser may enter into agreements under which various financial institutions and brokerage firms provide administrative services for customers who are beneficial owners of shares of the Funds. The Distributor or Adviser may compensate these firms for the services provided, with compensation based on the aggregate assets of customers that are invested in the Funds.

FUND MANAGEMENT

CUSTODIAN AND TRANSFER AGENT



The Northern Trust Company, located at 50 South LaSalle Street, Chicago, IL 60675, is the Custodian for the Funds.

PFPC Inc. (formally First Data Investor Services Group, Inc.) located at 4400 Computer Drive, Westboro, MA 01581, is the Transfer Agent for the Funds.


THE CUSTODIAN HOLDS THE FUNDS' SECURITIES AND CASH, RECEIVES AND PAYS FOR SECURITIES PURCHASED, DELIVERS AGAINST PAYMENT FOR SECURITIES SOLD, RECEIVES AND COLLECTS INCOME FROM INVESTMENTS AND PERFORMS OTHER ADMINISTRATIVE DUTIES.

THE TRANSFER AGENT PROCESSES PURCHASE ORDERS, REDEMPTION ORDERS AND HANDLES ALL RELATED SHAREHOLDER ACCOUNTING SERVICES.

SHAREHOLDER INFORMATION

SHARE PRICE



Your price for purchasing, selling, or exchanging shares is based on the Fund's net asset value ("NAV") per share, which is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 3:00 p.m. Central time) every day the exchange is open. The NAV per share of the Funds will fluctuate.

NAV is based on the market value of the securities in a Fund's portfolio. When market value prices are not readily available, fair value is determined in good faith by the Adviser using methods approved by the board of directors. Short-term debt securities maturing in less than 60 days are valued at amortized cost. The amortized cost method of valuation initially values a security at its purchase cost, then consistently adjusts the cost value by amortizing/accreting any discount or premium paid until the security's maturity without regard to fluctuating interest rates.

WHEN ORDERS ARE EFFECTIVE

Purchase, exchange, and sale orders are received and may be accepted by Sit Mutual Funds only on days the NYSE is open. PURCHASE, EXCHANGE, AND SALE ORDERS RECEIVED PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 3:00 P.M. CENTRAL TIME) ARE PROCESSED AT THE NET ASSET VALUE PER SHARE CALCULATED FOR THAT BUSINESS DAY, EXCEPT PURCHASES MADE TO AN EXISTING ACCOUNT VIA AUTOMATED CLEARING HOUSE, "ACH," ELECTRONIC TRANSFER OF FUNDS. ACH PURCHASES ARE INVESTED AT THE NET ASSET VALUE PER SHARE ON THE NEXT BUSINESS DAY AFTER YOUR TELEPHONE CALL TO THE FUNDS IF YOU CALL THE FUNDS PRIOR TO THE CLOSE OF THE NYSE. Your bank account will be debited within 1 to 2 business days.

IF YOUR PURCHASE, EXCHANGE, OR SALE ORDER IS RECEIVED AFTER THE CLOSE OF THE NYSE, THE PURCHASE, EXCHANGE OR SALE WILL BE MADE AT THE NET ASSET VALUE CALCULATED ON THE NEXT DAY THE NYSE IS OPEN.

A FUND'S SHARE PRICE OR NAV IS DETERMINED BY ADDING THE TOTAL VALUE OF A FUND'S INVESTMENTS AND OTHER ASSETS (INCLUDING ACCRUED INCOME), SUBTRACTING ITS LIABILITIES, AND THEN DIVIDING THAT FIGURE BY THE NUMBER OF OUTSTANDING SHARES OF THE FUND.

SHAREHOLDER INFORMATION

INVESTING THROUGH A THIRD PARTY



There is no charge to invest, exchange, or sell shares when you make transactions directly through Sit Mutual Funds.

Certain Funds may be available for purchase through a third party financial institution. If you invest in the Funds through a third party, rather than directly with Sit Mutual Funds, the fees and policies may be different than described in this Prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge commissions and transaction fees and may set different minimum investments or limitations on purchasing or selling shares. Consult a representative of your plan or financial institution if you are unsure of their fees and policies.

OTHER ACCOUNT POLICIES

PURCHASE RESTRICTIONS

The Funds may reject or restrict any purchase or exchange order at any time, when, in the judgment of management, it is in the best interests of the Funds. For example, it may be in the best interests of the Funds to reject purchase and exchange orders that are short-term or to restrict excessive trading into and out of the Funds since such orders may harm performance by disrupting portfolio management strategies and increasing expenses.

ACCOUNTS WITH LOW BALANCES

If your account balance in a Fund falls below $2,000 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $2,000 within 30 days of the date the notice was mailed, the Fund may redeem your account.

SHAREHOLDER INFORMATION

PURCHASING SHARES



                               TO OPEN AN ACCOUNT

By Mail
-------
Mail a completed account application and your check payable to:

                 Sit Mutual Funds
                 P.O. Box 5166
                 Westboro, MA  01581-5166

Third party checks or starter checks are not accepted for initial purchases.

Please be sure to complete the entire application, including the selection of which Fund(s) you want to purchase.


By Telephone
------------
Fax a completed account application to Sit Mutual Funds at 612-342-2111, and then call us at 1-800-332-5580 or 612-334-5888 for a new account number and bank wiring instructions.

Instruct your bank to wire your investment to us using the wire instructions we have given you. Your bank may charge a wire fee. Mail the original signed account application to:

                 Sit Mutual Funds
                 P.O. Box 5166
                 Westboro, MA  01581-5166

NOTE FOR IRA ACCOUNTS: An IRA account cannot be opened over the telephone.


Automatically
-------------
You cannot make a purchase automatically.



                              TO ADD TO AN ACCOUNT
By Mail
-------

Mail a completed investment slip for a particular fund (which you received in your account statement) or a letter of instruction, with a check payable to:

                 Sit Mutual Funds
                 P.O. Box 5166
                 Westboro, MA  01581-5166

A letter of instruction must include your account number, the name(s) of the registered owner(s) and the Fund(s) that you want to purchase.

Starter checks are not accepted for additional purchases.


By Telephone
------------
PAYMENT BY WIRE. Instruct your bank to wire your investment to the Sit Mutual Funds using the wire instructions on the back of the prospectus. Call us at 1-800-332-5580 or 612-334-5888 and notify us of the wire.

PAYMENT BY ACH. Call us at 1-800-332-5580 or 612-334-5888 to request that a purchase be made electronically from your bank account. The purchase will be effective on the next business day following your telephone request made prior to the close of the NYSE.

Before using the ACH feature, you must set up the ACH option on your initial account application or a Change of Account Options Form.


Automatically
-------------
You may set up an Automatic Exchange Plan on your initial account application or on a Change of Account Options Form. The Plan will sell shares of one Sit Fund and invest in another Sit Fund automatically on any day the Funds are open - either monthly, quarterly or annually.


Please see page 35 for additional general rules for purchasing and selling shares.

SHAREHOLDER INFORMATION

SELLING SHARES



                               TO EXCHANGE SHARES

By Mail
-------
You may sell shares of one Sit Fund and purchase shares of another Sit Fund ing a letter of instruction signed by all registered owners of the account to:

                 Sit Mutual Funds
                 P.O. Box 5166
                 Westboro, MA  01581-5166

A letter of instruction must include your account number, the name(s) and the number of shares or dollar amount of the Fund(s) you want to sell and the name(s) of the Fund(s) you want to purchase.


By Telephone
------------
You may sell shares of one Sit Fund and purchase shares of another Sit Fund by calling us at 1-800-332-5580 or 612-334-5888. If you call after business hours, you will need your Personal Identification Number to use the automatic telephone system.


Automatically
-------------
You may set up an Automatic Exchange Plan on your initial account application or on a Change of Account Options Form. The Plan will sell shares of one Sit Fund and invest in another Sit Fund automatically on any day the Funds are open - either monthly, quarterly or annually.



                                 TO SELL SHARES

By Mail
-------
Mail a written request that includes:

o        Account number,
o Names and signatures of all registered owners exactly as they appear on the account,
o        Name of Fund and number of shares or dollar amount you want to sell,
o Medallion signature guarantee(s) if you have requested that the proceeds from the sale be:
         o        paid to anyone other than the registered account owners,
         o paid by check and mailed to an address other than the registered address, or
         o sent via bank wire (currently an $8 fee) to a bank different than the bank authorized by you on your account application.
o Supporting legal documents, if required (see "General Rules" on following page)
o Method of payment (check, wire transfer, or ACH, see "General Rules" on following page)

NOTE FOR IRA ACCOUNTS: Mail a signed IRA Distribution Form to Sit Mutual Funds.


By Telephone
------------
Call us at 1-800-332-5580 or 612-334-5888 and request a sale of shares.

Before selling shares by telephone, you must set up the option on your initial account application or a Change of Account Options Form. Proceeds from the sale will be sent as directed on your application by check, bank wire or ACH. The Funds' bank charges a wire fee to send the proceeds via bank wire (currently $8).

NOTE FOR IRA ACCOUNTS: A sale of shares from an IRA account cannot be made over the telephone. Mail a completed IRA Distribution Form to Sit Mutual Funds.

Automatically
-------------
Shares may be sold through the Automatic Withdrawal Plan (minimum $100) if the Special Services section of the initial account application is complete.

You may add this option by completing a Change of Account Options Form, and this option will begin within 10 days of the Funds' receipt of the form.

Proceeds from the sale will be sent as directed on your account application, by check or ACH.


Please see page 35 for additional general rules for purchasing and selling shares.

SHAREHOLDER INFORMATION



                 GENERAL RULES FOR PURCHASING & SELLING SHARES

PURCHASING SHARES

Shares may be purchased on any day the NYSE is open with a minimum initial investment of $2,000 for each Fund; additional investments must be at least $100.

Uniform Gifts to Minor Act accounts may be opened with a $500 minimum initial investment if an Automatic Investment Plan is established for at least $100 per month.

These minimums do not apply to IRA accounts.


SELLING SHARES

Your sale proceeds will be paid as soon as possible, generally not later than 7 business days after the Funds' receipt of your request to sell. However, if you purchased shares with nonguaranteed funds, such as a personal check, and you sell shares, your sale proceeds payment will be delayed until your check clears, which may take 15 days.

OTHER DOCUMENTS: Under certain circumstances, sales of shares may require additional legal documentation, such as sales by estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

MEDALLION SIGNATURE GUARANTEE: A medallion signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transactions. A medallion signature guarantee may be obtained from a bank, brokerage firm, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. A notary public stamp cannot be substituted for a medallion signature guarantee.


EXCHANGING SHARES

You may sell shares of one or more Sit Mutual Funds and use the proceeds to buy shares of another Sit Fund at no cost.

Before making an exchange, please read the prospectus and consider the investment objective of the Fund you are purchasing.

An exchange of shares is a sale for federal income tax purposes and you may have a taxable capital gain or loss.


RECEIPT OF SALE PROCEEDS

You may receive proceeds from the sales of your shares in one of three ways:

(1) By Mail
Your check will generally be mailed to the address of record within 7 business days after receipt of your request.

(2) By Wire
Your bank account will generally be credited within 1 to 2 business days after receipt of your request. The Funds' bank charges a wire fee (currently $8) which will be deducted from the balances of your account or from the amount being wired if your account has been completely redeemed. The recipient bank may also charge a wire fee.

(3) By ACH
Your bank account will generally be credited within 1 to 2 business days after receipt of your request. Proceeds from the sale of shares from an IRA account cannot be paid using ACH.

SHAREHOLDER INFORMATION

DIVIDENDS AND DISTRIBUTIONS



Each Fund distributes an annual dividend from its net investment income. Net investment income includes dividends on stocks and interest earned on bonds or other debt securities less operating expenses.

Capital gains, if any, are distributed at least once a year by each Fund. A capital gain occurs if a Fund sells portfolio securities for more than its cost.

If you buy Fund shares just before a distribution, in effect, you "buy the distribution." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions are automatically reinvested in additional shares of the Fund paying the distribution at the net asset value per share on the distribution date. However, you may request that distributions be automatically reinvested in another Sit Mutual Fund, or paid in cash. These requests may be made on the application, Change of Account Options form, or by written notice to Sit Mutual Funds. You will receive a quarterly statement reflecting the dividend payment and, if applicable, the reinvestment of dividends. If cash payment is requested, an ACH transfer will be initiated, or a check normally will be mailed within five business days after the payable date. If the check cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will automatically be reinvested in Fund shares. No interest will accrue on uncashed distribution, dividend, or sales proceeds checks.

SHAREHOLDER INFORMATION

RETIREMENT AND OTHER TAX-DEFERRED ACCOUNTS




Taxes on current income can be deferred by investing in Individual Retirement Accounts (IRAs), 401(k), pension, profit-sharing, 403(b)(7), employee benefit, deferred compensation and other qualified retirement plans.

The Funds are available for your tax-deferred retirement plan with no minimum investment requirements for initial or subsequent contributions. Such retirement plans must have a qualified plan sponsor or trustee. The Adviser sponsors prototype 401(k), profit sharing, and money purchase plans as well as IRA, SEP-IRA, Simple IRA and certain 403(b)(7) plans. You should contact the Adviser for specific plan documentation.

The Funds are also available for Education IRAs, which are vehicles for saving for post-secondary education on a tax-deferred basis. Contributions to an Education IRA cannot be made after the minor turns age 18, and are not deductible for tax purposes.

The federal tax laws governing these tax-deferred plans must be complied with to avoid adverse tax consequences. You should consult your tax adviser before investing.

SHAREHOLDER INFORMATION

TAXES


Some of the tax consequences of investing in the Funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS

Each Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested (unless your investment is in an IRA or other tax-advantaged account).

Distributions paid from a Fund's net investment income and short-term capital gains, if any, are taxable as ordinary income. Distributions paid from a Fund's long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS

The sale or exchange of your shares in a Fund is a taxable transaction, and you may incur a capital gain or loss on the transaction. If you held the shares for more than one year, this gain or loss would be a long-term gain or loss. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

ADDITIONAL INFORMATION

OTHER SECURITIES, INVESTMENT PRACTICES, AND POLICIES



The principal investment strategies and risk factors of each Fund are outlined in the section entitled "Fund Summaries." Below are brief discussions of certain other investment practices of the Funds. Each Fund may invest in securities and use investment strategies that are not described in this Prospectus but are described in the Statement of Additional Information.


PORTFOLIO TURNOVER

The Funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. However, historically the Funds' turnover rate has been less than 100%. The "Financial Highlights" section of this Prospectus shows each Fund's historical portfolio turnover rate. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that a Fund pays when it buys and sells securities, which may decrease the Fund's yield.

ADDITIONAL INFORMATION



INVESTMENT IN THE SIT MONEY MARKET FUND

Each Fund may invest up to 25% of its total net assets in shares of the money market funds advised by the Adviser, which includes the Sit Money Market Fund, subject to the conditions contained in an exemptive order issued to the Funds by the Securities and Exchange Commission. These investments may be made in lieu of direct investments in short-term money market instruments if the Adviser believes that they are in the best interest of the Funds.


TEMPORARY DEFENSIVE INVESTING

For temporary defensive purposes in periods of unusual market conditions, each Fund may invest all of its total assets in cash or short-term debt securities including certificates of deposit, bankers' acceptances and other bank obligations, corporate and direct U.S. obligation bonds, notes, bills, commercial paper and repurchase agreements. As a result, a Fund may not achieve its investment objective.



FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Some of this information reflects financial results for a single Fund share. The total returns in the tables represent the rate that you would have earned or lost on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.

ADDITIONAL INFORMATION



SIT MID CAP GROWTH FUND

                                                                     Fiscal Years Ended June 30,
                                                                2000            1999          1998           1997           1996
====================================================================================================================================
NET ASSET VALUE:
Beginning of period                                          $   14.54      $   16.49      $   15.43      $   15.58      $   13.00
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income (loss)                                      (.12)          (.06)          (.07)          (.03)          (.04)
Net realized and unrealized gains (losses) on investments        10.38            .65           3.15           2.50           4.07
------------------------------------------------------------------------------------------------------------------------------------
Total from operations                                            10.26            .59           3.08           2.47           4.03
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                          --             --             --             --             --
From realized gains                                              (1.23)         (2.54)         (2.02)         (2.62)         (1.45)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (1.23)         (2.54)         (2.02)         (2.62)         (1.45)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE:
End of period                                                $   23.57      $   14.54      $   16.49      $   15.43      $   15.58
------------------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                      73.01%          6.94%         22.19%         17.23%         33.00%
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000s omitted)                     $ 566.639      $ 375,343      $ 404,327      $ 386,543      $ 356,317

RATIOS:
Expenses to average daily net assets                              1.00%(2)       1.00%(2)       1.00%(2)       0.92%(2)       0.77%
Net investment income (loss) to average daily net assets         (0.58%)(2)     (0.46%)(2)     (0.41%)(2)     (0.20%)(2)     (0.23%)
Portfolio turnover rate (excluding short-term securities)        62.21%         68.62%         52.62%         38.66%         50.38%

====================================================================================================================================

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(2) Effective November 1, 1996, total Fund expenses are contractually limited to 1.25% of average daily net assets. However, during the years ended June 30, 2000, 1999, 1998 and 1997, the investment adviser voluntarily absorbed $1,209,620, $865,657, $1,004,074, and $609,840, respectively, in expenses that were otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets would have been 1.25%, 1.25%, 1.25% and 1.09% for the years ended June 30, 2000, 1999, 1998 and 1997, respectively, and the ratio of net investment income (loss) to average daily net assets would have been (0.83%), (0.71%), (0.66%) and (0.37%), respectively.

ADDITIONAL INFORMATION



SIT SMALL CAP GROWTH FUND

                                                                     Fiscal Years Ended June 30,
                                                                 2000           1999           1998           1997          1996
====================================================================================================================================
NET ASSET VALUE:
Beginning of period                                          $   18.28     $    20.35      $   18.89     $    19.27     $    13.49
------------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment loss                                               (.18)          (.18)          (.17)          (.14)          (.11)
Net realized and unrealized gains on investments                 23.25           1.20           2.31            .57           6.03
------------------------------------------------------------------------------------------------------------------------------------
Total from operations                                            23.07           1.02           2.14            .43           5.92
------------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS:
From realized gains                                                 --          (3.09)          (.68)          (.81)          (.14)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 --          (3.09)          (.68)          (.81)          (.14)
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE:
End of period                                               $    41.35     $    18.28          20.35     $    18.89     $    19.27
------------------------------------------------------------------------------------------------------------------------------------
Total investment return (1)                                     126.20%          8.77%         11.70%          2.37%         44.13%
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000s omitted)                    $  190,630     $   50,335     $   57,472     $   58,358     $   50,846

RATIOS:
Expenses to average daily net assets                              1.50%          1.50%          1.50%          1.50%          1.50%
Net income (loss) to average daily net assets                    (0.83%)        (1.08%)        (0.72%)        (0.81%)        (0.91%)
Portfolio turnover rate (excluding short-term securities)        39.31%         71.84%         79.54%         58.39%         69.92%

====================================================================================================================================

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

ADDITIONAL INFORMATION








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                                       23

ADDITIONAL INFORMATION








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                                       24

FOR MORE INFORMATION

For more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORT

The Funds' Annual and Semi-Annual Reports include a discussion of the market conditions and investment strategies that significantly affected the Funds' performance.


To request a copy of the documents listed above, or to obtain more information about the Funds:

BY TELEPHONE:
(800) 332-5580 or
(612) 334-5888

BY E-MAIL:
info@sitinvest.com

ON THE INTERNET:
Visit our website at
www.sitfunds.com
Visit the SEC website at www.sec.gov

BY REGULAR MAIL:
Sit Mutual Funds
P.O. Box 5166
Westboro, MA 01581-5166

BY EXPRESS MAIL:
Sit Mutual Funds
4400 Computer Drive
Westboro, MA 01581

TO WIRE MONEY FOR A PURCHASE:
Boston Safe Deposit & Trust, Boston, MA
ABA #011001234
DDA #056146
Sit Mutual Funds
For Further Credit: (shareholder name)
Account Number: (shareholder account #)


The SAI and the Funds' reports may also be reviewed at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can get copies free from the SEC's Website listed above, or by mail, for a fee, by calling the SEC at 1-800-SEC-0330 or by writing the SECOs Public Reference Section, 450 Fifth Street NW, Washington, D.C. 20549-6009.


[SIT MUTUAL FUNDS LOGO]


1940 Act File Nos. 811-03342; 811-03343; 811-06373